Segment reporting (Tables)	9 Months Ended
Sep. 30, 2019
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2019	2018	2019	2018
	Note	€m	€m	€m	€m
Profit for the period		39.2	36.3	107.7	129.7
Taxation		11.0	10.0	41.2	39.2
Net financing costs	7	17.9	12.1	48.0	36.1
Depreciation		14.8	10.4	44.1	28.4
Amortization		1.9	2.0	5.9	5.2
EBITDA		84.8	70.8	246.9	238.6
Acquisition purchase price adjustments		—	3.6	—	5.7
Exceptional items	6	1.7	4.1	49.9	11.7
Other add-backs		9.3	5.2	19.3	19.8
Adjusted EBITDA		95.8	83.7	316.1	275.8

External Revenue by Geography
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
United Kingdom	165.0	160.8	514.8	400.1
Italy	84.2	81.3	284.1	279.9
Germany	75.1	68.9	237.3	223.9
Sweden	44.0	48.8	133.1	143.3
France	41.5	40.0	125.8	125.8
Norway	29.8	31.8	88.8	91.2
Austria	21.6	21.3	76.4	71.7
Spain	20.8	19.5	60.2	57.6
Rest of Europe	58.3	58.2	175.4	164.5
Total external revenue by geography	540.3	530.6	1,695.9	1,558.0